Significant accounting policies	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Significant accounting policies
3.	Significant accounting policies

(i)	Basis of consolidation

Subsidiaries and controlled trusts

The Company determines the basis of control in line with the requirements of IFRS 10, Consolidated Financial Statements. Subsidiaries and controlled trusts are entities controlled by the Group. The Group controls an entity when the parent has power over the entity, it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries and controlled trusts are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

All intra-Group balances, transactions, income and expenses are eliminated in full on consolidation.

Non-controlling interest

Non-controlling interests in the net assets (excluding goodwill) of consolidated subsidiaries are identified separately from the Company’s equity. The interest of non-controlling shareholders may be initially measured either at fair value or at the non-controlling interest’s proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement basis is made on an acquisition to acquisition basis. Subsequent to acquisition, the carrying amount of non-controlling interest is the amount of those interests at initial recognition plus the non-controlling interest’s share of subsequent changes in equity. Total comprehensive income is attributed to non-controlling interests even if it results in the non-controlling interest having a deficit balance.

Equity accounted investees

Equity accounted investees are entities in respect of which, the Company has significant influence, but not control, over the financial and operating policies. Generally, a Company has a significant influence if it holds between 20 and 50 percent of the voting power of another entity. Investments in such entities are accounted for using the equity method (equity accounted investees) and are initially recognized at cost. The carrying amount of investment is increased/ decreased to recognized investors share of profit or loss of the investee after the acquisition date.

Non current assets and disposal groups held for sale

Assets of disposal groups that is available for immediate sale and where the sale is highly probable of being completed within one year from the date of classification are considered and classified as assets held for sale. Non current assets and disposal groups held for sale are measured at the lower of carrying amount and fair value less costs to sell.

(ii)	Functional and presentation currency

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which these entities operate (i.e., the “functional currency”). These consolidated financial statements are presented in Indian rupees, which is the functional currency of the Parent Company.

(iii) Foreign currency transactions and translation

a) Transactions and balances

Transactions in foreign currency are translated into the respective functional currencies using the exchange rates prevailing at the date of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from translation at the exchange rates prevailing at the reporting date of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statement of income and reported within foreign exchange gains/(losses), net, within results of operating activities except when deferred in other comprehensive income as qualifying cash flow hedges and qualifying net investment hedges. Gains/(losses), net relating to translation or settlement of borrowings denominated in foreign currency are reported within finance expense. Non-monetary assets and liabilities denominated in foreign currency and measured at historical cost are translated at the exchange rate prevalent at the date of transaction. Translation differences on non-monetary financial assets measured at fair value at the reporting date, such as equities classified as financial instruments measured at fair value through other comprehensive income are included in other comprehensive income, net of taxes.

b) Foreign operations

For the purpose of presenting consolidated financial statements, the assets and liabilities of the Company’s foreign operations that have a functional currency other than Indian rupees are translated into Indian rupees using exchange rates prevailing at the reporting date. Income and expense items are translated at the average exchange rates for the period. Exchange differences arising, if any, are recognized in other comprehensive income and held in foreign currency translation reserve (FCTR), a component of equity, except to the extent that the translation difference is allocated to non-controlling interest. When a foreign operation is disposed of, the relevant amount recognized in FCTR is transferred to the consolidated statement of income as part of the profit or loss on disposal. Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the exchange rate prevailing at the reporting date.

c) Others

Foreign currency differences arising on the translation or settlement of a financial liability designated as a hedge of a net investment in a foreign operation are recognized in other comprehensive income and presented within equity in the FCTR to the extent the hedge is effective. To the extent the hedge is ineffective, such differences are recognized in the consolidated statement of income.

When the hedged part of a net investment is disposed of, the relevant amount recognized in FCTR is transferred to the consolidated statement of income as part of the profit or loss on disposal. Foreign currency differences arising from translation of intercompany receivables or payables relating to foreign operations, the settlement of which is neither planned nor likely in the foreseeable future, are considered to form part of net investment in foreign operation and are recognized in FCTR.

(iv) Financial instruments

A) Non-derivative financial instruments:

Non derivative financial instruments consist of:

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financial assets, which include cash and cash equivalents, trade receivables, unbilled revenues, finance lease receivables, employee and other advances, investments in equity and debt securities and eligible current and non-current assets. Financial assets are derecognized when substantial risks and rewards of ownership of the financial asset have been transferred. In cases where substantial risks and rewards of ownership of the financial assets are neither transferred nor retained, financial assets are derecognized only when the Company has not retained control over the financial asset.

•	financial liabilities, which include long and short-term loans and borrowings, bank overdrafts, trade payables, eligible current and non-current liabilities.

Non-derivative financial instruments are recognized initially at fair value. Subsequent to initial recognition, non-derivative financial instruments are measured as described below:

a. Cash and cash equivalents

The Company’s cash and cash equivalents consist of cash on hand and in banks and demand deposits with banks, which can be withdrawn at any time, without prior notice or penalty on the principal.

For the purposes of the cash flow statement, cash and cash equivalents include cash on hand, in banks and demand deposits with banks, net of outstanding bank overdrafts that are repayable on demand and are considered part of the Company’s cash management system. In the consolidated statement of financial position, bank overdrafts are presented under borrowings within current liabilities.

b. Investments

Financial instruments measured at amortized cost:

Debt instruments that meet the following criteria are measured at amortized cost (except for debt instruments that are designated at fair value through Profit or Loss (FVTPL) on initial recognition):

•	the asset is held within a business model whose objective is to hold assets in order to collect contractual cash flows; and

•	the contractual terms of the instrument give rise on specified dates to cash flows that are solely payment of principal and interest on the principal amount outstanding.

Financial instruments measured at fair value through other comprehensive income (FVTOCI):

Debt instruments that meet the following criteria are measured at fair value through other comprehensive income (FVTOCI) (except for debt instruments that are designated at fair value through Profit or Loss (FVTPL) on initial recognition):

•	the asset is held within a business model whose objective is achieved both by collecting contractual cash flows and selling the financial asset; and

•	the contractual terms of the instrument give rise on specified dates to cash flows that are solely payment of principal and interest on the principal amount outstanding.

Interest income is recognized in the consolidated statement of income for FVTOCI debt instruments. Other changes in fair value of FVTOCI financial assets are recognized in other comprehensive income. When the investment is disposed of, the cumulative gain or loss previously accumulated in reserves is transferred to the consolidated statement of income.

Financial instruments measured at fair value through profit or loss (FVTPL):

Instruments that do not meet the amortized cost or FVTOCI criteria are measured at FVTPL. Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any gains or losses arising on re-measurement recognized in consolidated statement of income. The gain or loss on disposal is recognized in the consolidated statement of income.

Interest income is recognized in the consolidated statement of income for FVTPL debt instruments. Dividend on financial assets at FVTPL is recognized when the Group’s right to receive dividend is established.

Investments in equity instruments designated to be classified as FVTOCI:

The Company carries certain equity instruments which are not held for trading. The Company has elected the FVTOCI irrevocable option for these instruments. Movements in fair value of these investments are recognized in other comprehensive income and the gain or loss is not transferred to consolidated statement of income on disposal of these investments. Dividends from these investments are recognized in the consolidated statement of income when the Company’s right to receive dividends is established.

c. Other financial assets:

Other financial assets are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are presented as current assets, except for those maturing later than 12 months after the reporting date which are presented as non-current assets. These are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, less any impairment losses. These comprise trade receivables, unbilled revenues and other assets.

d. Trade and other payables

Trade and other payables are initially recognized at fair value, and subsequently carried at amortized cost using the effective interest method. For these financial instruments, the carrying amounts approximate fair value due to the short term maturity of these instruments. Contingent consideration recognized in the business combination is subsequently measured at fair value through profit or loss.

B) Derivative financial instruments

The Company is exposed to foreign currency fluctuations on foreign currency assets, liabilities, net investment in foreign operations and forecasted cash flows denominated in foreign currency.

The Company limits the effect of foreign exchange rate fluctuations by following established risk management policies including the use of derivatives. The Company enters into derivative financial instruments where the counterparty is primarily a bank.

Derivatives are recognized and measured at fair value. Attributable transaction costs are recognized in consolidated statement of income as cost.

Subsequent to initial recognition, derivative financial instruments are measured as described below:

a. Cash flow hedges

Changes in the fair value of the derivative hedging instrument designated as a cash flow hedge are recognized in other comprehensive income and held in cash flow hedging reserve, net of taxes, a component of equity, to the extent that the hedge is effective. To the extent that the hedge is ineffective, changes in fair value are recognized in the consolidated statement of income and reported within foreign exchange gains/(losses), net within results from operating activities. If the hedging instrument no longer meets the criteria for hedge accounting, then hedge accounting is discontinued prospectively. If the hedging instrument expires or is sold, terminated or exercised, the cumulative gain or loss on the hedging instrument recognized in cash flow hedging reserve till the period the hedge was effective remains in cash flow hedging reserve until the forecasted transaction occurs. The cumulative gain or loss previously recognized in the cash flow hedging reserve is transferred to the consolidated statement of income (gross revenues) upon the occurrence of the related forecasted transaction. If the forecasted transaction is no longer expected to occur, such cumulative balance is immediately recognized in the consolidated statement of income.

b. Hedges of net investment in foreign operations

The Company designates derivative financial instruments as hedges of net investments in foreign operations. The Company has also designated a foreign currency denominated borrowing as a hedge of net investment in foreign operations. Changes in the fair value of the derivative hedging instruments and gains/losses on translation or settlement of foreign currency denominated borrowings designated as a hedge of net investment in foreign operations are recognized in other comprehensive income and presented within equity in the FCTR to the extent that the hedge is effective. To the extent that the hedge is ineffective, changes in fair value are recognized in the consolidated statement of income and reported within foreign exchange gains/(losses), net within results from operating activities.

c. Others

Changes in fair value of foreign currency derivative instruments neither designated as cash flow hedges nor hedges of net investment in foreign operations are recognized in the consolidated statement of income and reported within foreign exchange gains/(losses), net within results from operating activities. Changes in fair value and gains/(losses), net on settlement of foreign currency derivative instruments relating to borrowings, which have not been designated as hedges are recorded in finance expense.

C) Derecognition of financial instruments

The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire or it transfers the financial asset and the transfer qualifies for derecognition under IFRS 9. If the Company retains substantially all the risks and rewards of a transferred financial asset, the Company continues to recognize the financial asset and also recognizes a borrowing for the proceeds received. A financial liability (or a part of a financial liability) is derecognized from the group’s balance sheet when the obligation specified in the contract is discharged or cancelled or expires.

(v) Equity and share capital

a) Share capital and share premium

The authorized share capital of the Company as at March 31, 2018 is ₹11,265 divided into 5,500,000,000 equity shares of ₹2 each, 25,000,000 10.25% redeemable cumulative preference shares of ₹10 each and 150,000 10% optionally convertible cumulative preference shares of ₹100 each. Par value of the equity shares is recorded as share capital and the amount received in excess of par value is classified as share premium.

Every holder of the equity shares, as reflected in the records of the Company as of the date of the shareholder meeting shall have one vote in respect of each share held for all matters submitted to vote in the shareholder meeting.

b) Shares held by controlled trust (Treasury shares)

The Company’s equity shares held by the controlled trust, which is consolidated as a part of the Group are classified as Treasury shares. The Company has 14,829,824, 13,728,607 and 23,097,216 treasury shares as at March 31, 2016, 2017 and 2018, respectively. Treasury shares are recorded at acquisition cost.

c) Retained earnings

Retained earnings comprises of the Company’s undistributed earnings after taxes. A portion of these earnings amounting as at March 31, 2016, 2017 and 2018 to ₹1,139, ₹1,139 and ₹1,139 respectively, represents capital reserve which is not freely available for distribution.

d) Share based payment reserve

The share based payment reserve is used to record the value of equity-settled share based payment transactions with employees. The amounts recorded in share based payment reserve are transferred to share premium upon exercise of stock options and restricted stock unit options by employees.

e) Foreign currency translation reserve

The exchange differences arising from the translation of financial statements of foreign subsidiaries, differences arising from translation of long-term inter-company receivables or payables relating to foreign operations settlement of which is neither planned nor likely in the foreseeable future, changes in fair value of the derivative hedging instruments and gains/losses on translation or settlement of foreign currency denominated borrowings designated as hedge of net investment in foreign operations are recognized in other comprehensive income, net of taxes and presented within equity in the FCTR.

f) Cash flow hedging reserve

Changes in fair value of derivative hedging instruments designated and effective as a cash flow hedge are recognized in other comprehensive income (net of taxes), and presented within equity as cash flow hedging reserve.

g) Other reserves

Changes in the fair value of financial instruments measured at fair value through other comprehensive income and actuarial gains and losses on defined benefit plans are recognized in other comprehensive income (net of taxes), and presented within equity in other reserves.

Other reserves also includes Capital redemption reserve as at March 31, 2016, 2017 and 2018 amounting to ₹Nil, ₹80 and ₹767, respectively, which is not freely available for distribution.

h) Dividend

A final dividend, including tax thereon, on common stock is recorded as a liability on the date of approval by the shareholders. An interim dividend, including tax thereon, is recorded as a liability on the date of declaration by the board of directors.

i) Buyback of equity shares

The buyback of equity shares and related transaction costs are recorded as a reduction of free reserves. Further, capital redemption reserves is created as an apportionment from retained earnings.

(vi) Property, plant and equipment

a) Recognition and measurement

Property, plant and equipment are measured at cost less accumulated depreciation and impairment losses, if any. Cost includes expenditures directly attributable to the acquisition of the asset. General and specific borrowing costs directly attributable to the construction of a qualifying asset are capitalized as part of the cost.

b) Depreciation

The Company depreciates property, plant and equipment over the estimated useful life on a straight-line basis from the date the assets are available for use. Assets acquired under finance lease and leasehold improvements are amortized over the shorter of estimated useful life of the asset or the related lease term. Term licenses are amortized over their respective contract term. Freehold land is not depreciated. The estimated useful life of assets are reviewed and where appropriate are adjusted, annually. The estimated useful lives of assets are as follows:

Category	Useful life
Buildings	28 to 40 years
Plant and machinery	5 to 21 years
Computer equipment and software	2 to 7 years
Furniture, fixtures and equipment	3 to 10 years
Vehicles	4 to 5 years

When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment. Subsequent expenditure relating to property, plant and equipment is capitalized only when it is probable that future economic benefits associated with these will flow to the Company and the cost of the item can be measured reliably.

Deposits and advances paid towards the acquisition of property, plant and equipment outstanding as of each reporting date and the cost of property, plant and equipment not available for use before such date are disclosed under capital work- in-progress.

(vii) Business combination, Goodwill and Intangible assets

a) Business combination

Business combinations are accounted for using the purchase (acquisition) method. The cost of an acquisition is measured as the fair value of the assets transferred, liabilities incurred or assumed and equity instruments issued at the date of exchange by the Company. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at fair value at the date of acquisition. Transaction costs incurred in connection with a business acquisition are expensed as incurred.

The cost of an acquisition also includes the fair value of any contingent consideration measured as at the date of acquisition. Any subsequent changes to the fair value of contingent consideration classified as liabilities, other than measurement period adjustments, are recognized in the consolidated statement of income.

b) Goodwill

The excess of the cost of an acquisition over the Company’s share in the fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities is recognized as goodwill. If the excess is negative, a bargain purchase gain is recognized immediately in the consolidated statement of income. Goodwill is measured at cost less accumulated impairment (if any).

c) Intangible assets

Intangible assets acquired separately are measured at cost of acquisition. Intangible assets acquired in a business combination are measured at fair value as at the date of acquisition. Following initial recognition, intangible assets are carried at cost less accumulated amortization and impairment losses, if any.

The amortization of an intangible asset with a finite useful life reflects the manner in which the economic benefit is expected to be generated and is included in selling and marketing expenses in the consolidated statements of income.

The estimated useful life of amortizable intangibles are reviewed and where appropriate are adjusted, annually. The estimated useful lives of the amortizable intangible assets for the current and comparative periods are as follows:

Category	Useful life
Customer-related intangibles	5 to 15 years
Marketing related intangibles	3 to 10 years

(viii) Leases

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception date. The arrangement is, or contains a lease if, fulfillment of the arrangement is dependent on the use of a specific asset or assets or the arrangement conveys a right to use the asset or assets, even if that right is not explicitly specified in an arrangement.

a) Arrangements where the Company is the lessee

Leases of property, plant and equipment, where the Company assumes substantially all the risks and rewards of ownership are classified as finance leases. Finance leases are capitalized at lower of the fair value of the leased property and the present value of the minimum lease payments. Lease payments are apportioned between the finance charge and the outstanding liability. The finance charge is allocated to periods during the lease term at a constant periodic rate of interest on the remaining balance of the liability.

Leases where the lessor retains substantially all the risks and rewards of ownership are classified as operating leases. Payments made under operating leases are recognized in the consolidated statement of income on a straight-line basis over the lease term.

b) Arrangements where the Company is the lessor

In certain arrangements, the Company recognizes revenue from the sale of products given under finance leases. The Company records gross finance receivables, unearned income and the estimated residual value of the leased equipment on consummation of such leases. Unearned income represents the excess of the gross finance lease receivable plus the estimated residual value over the sales price of the equipment. The Company recognizes unearned income as finance income over the lease term using the effective interest method.

(ix) Inventories

Inventories are valued at lower of cost and net realizable value, including necessary provision for obsolescence. Cost is determined using the weighted average method.

(x) Impairment

A) Financial assets

The Company applies the expected credit loss model for recognizing impairment loss on financial assets measured at amortized cost, debt instruments classified as FVTOCI, lease receivables, trade receivables and other financial assets. Expected credit loss is the difference between the contractual cash flows and the cash flows that the entity expects to receive, discounted using the effective interest rate.

Loss allowances for trade receivables and lease receivables are measured at an amount equal to lifetime expected credit loss. Lifetime expected credit losses are the expected credit losses that result from all possible default events over the expected life of a financial instrument. Lifetime expected credit loss is computed based on a provision matrix which takes in to account risk profiling of customers and historical credit loss experience adjusted for forward looking information. For other financial assets, expected credit loss is measured at the amount equal to twelve months expected credit loss unless there has been a significant increase in credit risk from initial recognition, in which case those are measured at lifetime expected credit loss.

B) Non-financial assets

The Company assesses long-lived assets such as property, plant and equipment and acquired intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or group of assets may not be recoverable. If any such indication exists, the Company estimates the recoverable amount of the asset or group of assets. The recoverable amount of an asset or cash generating unit is the higher of its fair value less cost of disposal (FVLCD) and its value-in-use (VIU). The VIU of long-lived assets is calculated using projected future cash flows. FVLCD of a cash generating unit is computed using turnover and earnings multiples. If the recoverable amount of the asset or the recoverable amount of the cash generating unit to which the asset belongs is less than its carrying amount, the carrying amount is reduced to its recoverable amount. The reduction is treated as an impairment loss and is recognized in the consolidated statement of income. If at the reporting date, there is an indication that a previously assessed impairment loss no longer exists, the recoverable amount is reassessed and the impairment losses previously recognized are reversed such that the asset is recognized at its recoverable amount but not exceeding written down value which would have been reported if the impairment losses had not been recognized initially.

Goodwill is tested for impairment at least annually at the same time and when events occur or changes in circumstances indicate that the recoverable amount of the cash generating unit is less than its carrying value. The goodwill impairment test is performed at the level of cash-generating unit or groups of cash -generating units which represents the lowest level at which goodwill is monitored for internal management purposes. An impairment in respect of goodwill is not reversed.

(xi) Employee benefits

Post-employment and pension plans

The Group participates in various employee benefit plans. Pensions and other post-employment benefits are classified as either defined contribution plans or defined benefit plans. Under a defined contribution plan, the Company’s only obligation is to pay a fixed amount with no obligation to pay further contributions if the fund does not hold sufficient assets to pay all employee benefits. The related actuarial and investment risks are borne by the employee. The expenditure for defined contribution plans is recognized as an expense during the period when the employee provides service. Under a defined benefit plan, it is the Company’s obligation to provide agreed benefits to the employees. The related actuarial and investment risks are borne by the Company. The present value of the defined benefit obligations is calculated by an independent actuary using the projected unit credit method.

Actuarial gains or losses are immediately recognized in other comprehensive income, net of taxes and permanently excluded from profit or loss. Further, the profit or loss will no longer include an expected return on plan assets. Instead net interest recognized in profit or loss is calculated by applying the discount rate used to measure the defined benefit obligation to the net defined benefit liability or asset. The actual return on the plan assets above or below the discount rate is recognized as part of re-measurement of net defined liability or asset through other comprehensive income, net of taxes.

The Company has the following employee benefit plans:

a. Provident fund

Employees receive benefits from a provident fund, which is a defined benefit plan. The employer and employees each make periodic contributions to the plan. A portion of the contribution is made to the approved provident fund trust managed by the Company while the remainder of the contribution is made to the government administered pension fund. The contributions to the trust managed by the Company is accounted for as a defined benefit plan as the Company is liable for any shortfall in the fund assets based on the government specified minimum rates of return.

b. Superannuation

Superannuation plan, a defined contribution scheme is administered by third party fund managers. The Company makes annual contributions based on a specified percentage of each eligible employee’s salary.

c. Gratuity

In accordance with the Payment of Gratuity Act, 1972, applicable for Indian companies, the Company provides for a lump sum payment to eligible employees, at retirement or termination of employment based on the last drawn salary and years of employment with the Company. The gratuity fund is managed by third party fund managers. The Company’s obligation in respect of the gratuity plan, which is a defined benefit plan, is provided for based on actuarial valuation using the projected unit credit method. The Company recognizes actuarial gains and losses in other comprehensive income, net of taxes.

d. Termination benefits

Termination benefits are expensed when the Company can no longer withdraw the offer of those benefits.

e. Short-term benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are recorded as expense as the related service is provided. A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans, if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

f. Compensated absences

The employees of the Company are entitled to compensated absences. The employees can carry forward a portion of the unutilized accumulating compensated absences and utilize it in future periods or receive cash at retirement or termination of employment. The Company records an obligation for compensated absences in the period in which the employee renders the services that increases this entitlement. The Company measures the expected cost of compensated absences as the additional amount that the Company expects to pay as a result of the unused entitlement that has accumulated at the end of the reporting period. The Company recognizes accumulated compensated absences based on actuarial valuation using the projected unit credit method. Non-accumulating compensated absences are recognized in the period in which the absences occur.

(xii) Share based payment transactions

Selected employees of the Company receive remuneration in the form of equity settled instruments, for rendering services over a defined vesting period. Equity instruments granted are measured by reference to the fair value of the instrument at the date of grant. In cases, where equity instruments are granted at a nominal exercise price, the intrinsic value on the date of grant approximates the fair value. The expense is recognized in the consolidated statement of income with a corresponding increase to the share based payment reserve, a component of equity.

The equity instruments generally vest in a graded manner over the vesting period. The fair value determined at the grant date is expensed over the vesting period of the respective tranches of such grants (accelerated amortization). The stock compensation expense is determined based on the Company’s estimate of equity instruments that will eventually vest.

(xiii) Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation.

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset, if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

Provisions for onerous contracts are recognized when the expected benefits to be derived by the Company from a contract are lower than the unavoidable costs of meeting the future obligations under the contract. Provisions for onerous contracts are measured at the present value of lower of the expected net cost of fulfilling the contract and the expected cost of terminating the contract.

(xiv) Revenue

The Company derives revenue primarily from software development, maintenance of software/hardware and related services, business process services, sale of IT and other products.

a) Services

The Company recognizes revenue when the significant terms of the arrangement are enforceable, services have been delivered and the collectability is reasonably assured. The method for recognizing revenues and costs depends on the nature of the services rendered:

A. Time and materials contracts

Revenues and costs relating to time and materials contracts are recognized as the related services are rendered.

B. Fixed-price contracts

Revenues from fixed-price contracts, including systems development and integration contracts are recognized using the “percentage-of-completion” method. Percentage of completion is determined based on project costs incurred to date as a percentage of total estimated project costs required to complete the project. The cost expended (or input) method has been used to measure progress towards completion as there is a direct relationship between input and productivity. If the Company does not have a sufficient basis to measure the progress of completion or to estimate the total contract revenues and costs, revenue is recognized only to the extent of contract cost incurred for which recoverability is probable. When total cost estimates exceed revenues in an arrangement, the estimated losses are recognized in the consolidated statement of income in the period in which such losses become probable based on the current contract estimates.

‘Unbilled revenues’ represent cost and earnings in excess of billings as at the end of the reporting period. ‘Unearned revenues’ represent billing in excess of revenue recognized. Advance payments received from customers for which no services have been rendered are presented as ‘Advance from customers’.

C. Maintenance contracts

Revenue from maintenance contracts is recognized ratably over the period of the contract using the percentage of completion method. When services are performed through an indefinite number of repetitive acts over a specified period of time, revenue is recognized on a straight-line basis over the specified period unless some other method better represents the stage of completion.

In certain projects, a fixed quantum of service or output units is agreed at a fixed price for a fixed term. In such contracts, revenue is recognized with respect to the actual output achieved till date as a percentage of total contractual output. Any residual service unutilized by the customer is recognized as revenue on completion of the term.

b) Products

Revenue from products are recognized when the significant risks and rewards of ownership have been transferred to the buyer, continuing managerial involvement usually associated with ownership and effective control have ceased, the amount of revenue can be measured reliably, it is probable that economic benefits associated with the transaction will flow to the Company and the costs incurred or to be incurred in respect of the transaction can be measured reliably.

c) Multiple element arrangements

Revenue from contracts with multiple-element arrangements are recognized using the guidance in IAS 18, Revenue. The Company allocates the arrangement consideration to separately identifiable components based on their relative fair values or on the residual method. Fair values are determined based on sale prices for the components when it is regularly sold separately, third-party prices for similar components or cost plus an appropriate business-specific profit margin related to the relevant component.

d) Others

•	The Company accounts for volume discounts and pricing incentives to customers by reducing the amount of revenue recognized at the time of sale.

•	Revenues are shown net of sales tax, value added tax, service tax and applicable discounts and allowances. Revenue includes excise duty.

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The Company accrues the estimated cost of warranties at the time when the revenue is recognized. The accruals are based on the Company’s historical experience of material usage and service delivery costs.

•	Costs that relate directly to a contract and incurred in securing a contract are recognized as an asset and amortized over the contract term as reduction of revenue.

•	Contract expenses are recognized as expenses by reference to the stage of completion of contract activity at the end of the reporting period.

(xv) Finance expenses

Finance expenses comprises interest cost on borrowings, gains or losses arising on re-measurement of financial assets measured at FVTPL, gains/ (losses) on translation or settlement of foreign currency borrowings and changes in fair value and gains/ (losses) on settlement of related derivative instruments. Borrowing costs that are not directly attributable to a qualifying asset are recognized in the consolidated statement of income using the effective interest method.

(xvi) Finance and other income

Finance and other income comprises interest income on deposits, dividend income and gains / (losses), net on disposal of investments. Interest income is recognized using the effective interest method. Dividend income is recognized when the right to receive payment is established.

(xvii) Income tax

Income tax comprises current and deferred tax. Income tax expense is recognized in the consolidated statement of income except to the extent it relates to a business combination, or items directly recognized in equity or in other comprehensive income.

a) Current income tax

Current income tax for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities based on the taxable income for the period. The tax rates and tax laws used to compute the current tax amounts are those that are enacted or substantively enacted as at the reporting date and applicable for the period. The Company offsets current tax assets and current tax liabilities, where it has a legally enforceable right to set off the recognized amounts and where it intends either to settle on a net basis, or to realize the asset and liability simultaneously.

b) Deferred income tax

Deferred income tax is recognized using the balance sheet approach. Deferred income tax assets and liabilities are recognized for deductible and taxable temporary differences arising between the tax base of assets and liabilities and their carrying amount in financial statements, except when the deferred income tax arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and affects neither accounting nor taxable profits or loss at the time of the transaction.

Deferred income tax assets are recognized to the extent it is probable that taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized.

Deferred income tax liabilities are recognized for all taxable temporary differences except in respect of taxable temporary differences that is expected to reverse within the tax holiday period, taxable temporary differences associated with investments in subsidiaries, associates and foreign branches where the timing of the reversal of the temporary difference can be controlled and it is probable that the temporary difference will not reverse in the foreseeable future.

The carrying amount of deferred income tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply in the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

The Company offsets deferred income tax assets and liabilities, where it has a legally enforceable right to offset current tax assets against current tax liabilities, and they relate to taxes levied by the same taxation authority on either the same taxable entity, or on different taxable entities where there is an intention to settle the current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

(xviii) Earnings per share

Basic earnings per share is computed using the weighted average number of equity shares outstanding during the period adjusted for treasury shares held. Diluted earnings per share is computed using the weighted-average number of equity and dilutive equivalent shares outstanding during the period, using the treasury stock method for options and warrants, except where the results would be anti-dilutive.

The number of equity shares and potentially dilutive equity shares are adjusted retrospectively for all periods presented for any splits and bonus shares issues including for change effected prior to the approval of the consolidated financial statements by the Board of Directors.

(xix) Cash flow statement

Cash flow are reported using the indirect method, whereby profit for the period is adjusted for the effects of transactions of a non-cash nature, any deferrals or accruals of past operating cash receipts or payments and item of income or expenses associated with investing or financing cash flows. The cash from operating, investing and financing activities of the Company are segregated.

(xx) Discontinued operations

A discontinued operation is a component of the Company’s business that represents a separate line of business that has been disposed of or is held for sale, or is a subsidiary acquired exclusively with a view to resale. Classification as a discontinued operation occurs upon the earlier of disposal or when the operation meets the criteria to be classified as held for sale.

New Accounting standards adopted by the Company:

The accounting policies adopted in the preparation of the consolidated financial statements are consistent with those followed in the preparation of the Company’s annual consolidated financial statements for the year ended March 31, 2017.

IAS 7- Statement of Cash flows

The amendments require entities to provide disclosures about changes in their liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes (such as foreign exchange gains or losses). On initial application of the amendment, entities are not required to provide comparative information for preceding periods. The effect on adoption of IAS 7 on the consolidated financial statements is insignificant.

New accounting standards not yet adopted:

Certain new standards, amendments to standards and interpretations are not yet effective for annual periods beginning after 1 April 2017, and have not been applied in preparing these consolidated financial statements. New standards, amendments to standards and interpretations that could have potential impact on the consolidated financial statements of the Company are:

IFRS 15 – Revenue from Contracts with Customers.

IFRS 15 supersedes all existing revenue requirements in IFRS (IAS 11 Construction Contracts, IAS 18 Revenue and related interpretations). According to the new standard, revenue is recognized to depict the transfer of promised goods or services to a customer in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. IFRS 15 establishes a five step model that will apply to revenue earned from a contract with a customer (with limited exceptions), regardless of the type of revenue transaction or the industry. Extensive disclosures will be required, including disaggregation of total revenue; information about performance obligation; changes in contract asset and liability account balances between periods and key judgments and estimates.

The standard allows for two methods of transition: the full retrospective approach, under which the standard will be applied retrospectively to each reported period presented, or the cumulative catch up approach, where the cumulative effect of applying the standard retrospectively is recognized at the date of initial application. The standard is effective for annual periods beginning on or after January 1, 2018. Early adoption is permitted. The Company will adopt this standard using the cumulative catch up transition method effective April 1, 2018 and accordingly, the comparative for year ended March 31, 2017 and 2018, will not be retrospectively adjusted. The adoption of the new standard is expected to result in a reduction of approximately ₹2,239 in opening retained earnings, primarily relating to certain contract costs because these will not meet the criteria for recognition as contract fulfillment asset.

IFRIC 22 – Foreign Currency Transactions and Advance Consideration

On December 8, 2016, the IFRS interpretations committee of the International Accounting Standards Board issued IFRIC 22, Foreign Currency Transactions and Advance Consideration, which clarifies that the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration in a foreign currency. The effective date for adoption of IFRIC 22 is annual reporting periods beginning on or after January 1, 2018, though early adoption is permitted. The Company will apply the interpretation prospectively from the effective date and the effect on adoption of IFRIC 22 on the consolidated financial statements is insignificant.

IFRS 16 – Leases

On January 13, 2016, the International Accounting Standards Board issued IFRS 16, Leases. IFRS 16 will replace the existing leases Standard, IAS 17 Leases, and related interpretations. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases. IFRS 16 introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. The Standard also contains enhanced disclosure requirements for lessees. The effective date for adoption of IFRS 16 is annual periods beginning on or after January 1, 2019, though early adoption is permitted for companies applying IFRS 15 Revenue from Contracts with Customers. The Company does not plan to early adopt IFRS 16 and is currently assessing the impact of adopting IFRS 16 on the Company’s consolidated financial statements.

IFRIC 23 – Uncertainty over Income Tax treatments

On June 7, 2017, the International Accounting Standards Board issued IFRIC 23 which clarifies the accounting for uncertainties in income taxes. The interpretation is to be applied to the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12. It outlines the following: (1) the entity has to use judgement, to determine whether each tax treatment should be considered separately or whether some can be considered together. The decision should be based on the approach which provides better predictions of the resolution of the uncertainty (2) entity has to consider the probability of the relevant taxation authority accepting the tax treatment and the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates would depend upon the probability. The effective date for adoption of IFRIC 23 for annual periods beginning on or after January 1, 2019, though early adoption is permitted. The Company does not plan to early adopt IFRIC 23 and is currently assessing the impact of adopting IFRIC 23 on the Company’s consolidated financial statements.

Amendment to IAS 19 – Plan Amendment, Curtailment or Settlement

On 7 February 2018, the International Accounting Standard Board has issued amendments to IAS 19, ‘Employee Benefits’, in connection with accounting for plan amendments, curtailments and settlements requiring an entity to determine the current service costs and the net interest for the period after the remeasurement using the assumptions used for the remeasurement; and determine the net interest for the remaining period based on the remeasured net defined benefit liability or asset. These amendments are effective for annual reporting periods beginning on or after 1 January 2019, with early application permitted. The Company does not plan to early adopt and is currently assessing the impact of adopting amendment to IAS 19 on the Company’s consolidated financial statements.

Amendments to 1AS 12 – Income Taxes

In December 2017, the International Accounting Standard Board has issued amendments to IAS 12 —Income Taxes. The amendments clarify that an entity shall recognize the income tax consequences of dividends on financial instruments classified as equity should be recognized according to where the entity originally recognized those past transactions or events that generated distributable profits were recognized. The effective date of these amendments is annual periods beginning on or after January 1, 2019, though earlier adoption is permitted. The Company does not plan to early adopt this amendment and is currently assessing the impact of these amendment on the consolidated financial statements.